S000028165 [Member] Investment Strategy - DoubleLine Emerging Markets Fixed Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. These fixed income instruments include, but are not limited to, securities (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any maturity. The Fund will generally invest in at least four emerging market countries.
An “emerging market country” is a country that, at the time the Fund invests in the related instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index, such as the J.P. Morgan or Bank of America suite of emerging market indices (e.g., the JP Morgan GBI‑EM Global Diversified Index or the ICE Bank of America Broad Local Emerging Markets non‑Sovereign Index).
The Fund may invest without limitation in fixed income instruments of any credit quality, which may include securities that are at the time of investment rated BB+ or lower by S&P Global Ratings or Ba1 or lower by Moody’s Investors Service, Inc. or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Adviser to be of comparable quality. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics. The Fund may invest in hybrid securities relating to emerging market countries.
The Fund may invest up to 20% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign securities, for example, when the portfolio managers believe the expected recovery value is not reflected in current market valuations. The Fund may invest in derivatives and other instruments, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.
The Fund may invest in fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, subordinated loans, debtor‑in‑possession loans, exit facilities, delayed funding loans and revolving credit facilities) and other securities bearing fixed or variable interest rates of any maturity.
In allocating investments among various emerging market countries, the portfolio managers attempt to analyze political, market, and economic factors affecting a country. These factors may include public finances; monetary policy; external accounts; financial markets; foreign investment regulations; stability of exchange rate policy; and labor conditions.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the purchase and sale of securities of different durations and through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps, total return swaps and options, including options on swap agreements). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful.
The Fund may invest without limit in investments denominated in any currency, including securities denominated in the local currencies of an emerging market, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open‑end or closed‑end investment companies and ETFs, including investment companies sponsored or managed by the Adviser or its related parties.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers perceive deterioration in the credit fundamentals of the issuer, when the portfolio managers consider that changes or anticipated changes in currency values favor the sale of the security, when the portfolio managers believe there are negative macro geo‑political considerations that may affect the issuer, when the portfolio managers determine to take advantage of a better investment opportunity, or when the individual security has reached the portfolio managers’ sell target. The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax‑advantaged or tax‑deferred account.